Cash and cash equivalents and restricted cash - Currency profiles (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Cash and cash equivalents and restricted cash
Cash and cash equivalents and restricted cash	$ 33,902	$ 9,326	$ 793
US$
Cash and cash equivalents and restricted cash
Cash and cash equivalents and restricted cash	26,584	9,047	647
RMB
Cash and cash equivalents and restricted cash
Cash and cash equivalents and restricted cash	1,503
SGD
Cash and cash equivalents and restricted cash
Cash and cash equivalents and restricted cash	821	167	135
HK$
Cash and cash equivalents and restricted cash
Cash and cash equivalents and restricted cash	3,613	104	8
United Arab Emirates dirhams ("AED")
Cash and cash equivalents and restricted cash
Cash and cash equivalents and restricted cash	879
JPY
Cash and cash equivalents and restricted cash
Cash and cash equivalents and restricted cash	162
Others
Cash and cash equivalents and restricted cash
Cash and cash equivalents and restricted cash	$ 340	$ 8	$ 3